Operating Segment and Revenue Information - Transaction Price Allocated to the Remaining Performance Obligations (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 34,763	¥ 5,788
Within one year
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	31,788	2,598
Between one and five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	2,263	1,003
More than five years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Contract liabilities	¥ 712	¥ 2,187